File Nos. 333-21311 and 811-08049

As filed with the Securities and Exchange Commission on October 22, 2014

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 30

AND

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 32

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact Name of Registrant as Specified in Charter)

165 Mason Street

Greenwich, Connecticut 06830

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (203) 622-2978

Linda R. Killian, C.F.A.

165 Mason Street

Greenwich, Connecticut 06830

    (Name and Address of Agent for Service)

Copy to:

Thomas R. Westle, Esq.

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective:

    [X] immediately upon filing pursuant to paragraph (b)

    [   ] on (date) pursuant to paragraph (b)

    [   ] 60 days after filing pursuant to paragraph (a)(1)

    [   ] on, pursuant to paragraph (a)(1)

    [   ] 75 days after filing pursuant to paragraph (a)(2)

    [   ] on (date) pursuant to paragraph (a) (2), of rule 485 (b)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and the State of Connecticut on this 22nd day of October, 2014.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:  _________________________

           William K. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of October, 2014.

/s/ William K. Smith William K. Smith	President
/s/ Kathleen S. Smith Kathleen Shelton Smith	Vice President, Treasurer, Chief Compliance Officer, Chairperson and Interested Trustee
/s/ Linda R. Killian Linda R. Killian	Vice President, Secretary and Chief Investment Officer
/s/ Warren K. Greene* Warren K. Greene	Independent Trustee
/s/ Gerald W. Puschel* Gerald W. Puschel	Independent Trustee
/s/ Walter E. Auch* Walter E. Auch	Independent Trustee
By Kathleen Shelton Smith *Attorney In Fact

EXHIBIT INDEX

Exhibit

Number

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase